Discontinued Operations - Summary of Net Loss From Discontinued Operations (Details) - CAD ($) $ in Thousands			12 Months Ended
		Feb. 27, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenues			$ 643	$ 724	$ 745
Expenses
Research and development expenses			18,347	14,234	15,873
Administration expenses			31,928	32,619	37,661
Gain on extinguishment of liabilities		$ (80)		79
Finance costs			6,330	2,899	6,867
Total income (loss) from discontinued operations			57,276	(69,736)	(56,081)
Current income tax (note 26)				(144)	(336)
Deferred income tax (note 26)			118	(65)	111
Net loss from discontinued operations			57,276	(69,736)	(56,081)
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenues			949	2,593	27,233
Expenses
Cost of sales and other production expenses			1,465	1,868	14,012
Research and development expenses	[1],[2]		76,733	42,757	65,840
Administration expenses			2,360	5,933	11,009
Gain on foreign exchange			(136)	(633)	(759)
Impairment loss	[3]		1,411	19,772	11,603
Gain on extinguishment of liabilities				(79)
Finance costs			2,242	6,083	7,926
Total income (loss) from discontinued operations			(83,126)	(73,108)	(82,398)
Current income tax (note 26)			1	8	53
Deferred income tax (note 26)					(24)
Net loss from discontinued operations			$ (83,127)	$ (73,116)	$ (82,427)

[1]	On September 29, 2021 prior to the closing of the sale of PBT, PBT paid PBP, which ownership had already passed to Kedrion, $39,457 representing 30% of the net proceeds it received from the sale of the PRV, as compensation for past research and development services. A second payment made by PBT to PBP of $6,357 in prepayment for future R&D services on the same date was recognized as R&D expense since this amount would not be recoverable upon the sale of PBT.
[2]	The expense relating to an agreement with a contract development and manufacturing organization, or CDMO, which is considered an onerous contract (note 15) is included in research and development expenses for the year ended December 31, 2021.
[3]	During the year 2019, the Company, evaluated its intellectual property and the related market opportunities in the context of the Company’s financial situation and has made further decisions about the areas the Company will or will not pursue.